SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2023
SEGMENT REPORTING [Abstract]
Information about Segments
Information about segments for the years ended December 31, 2021, 2022 and 2023 presented were as follows:

	Year ended December 31, 2021
	E-Commerce $	Digital Financial Services $	Digital Entertainment $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	5,122,959	469,774	4,320,013	42,444	–	9,955,190
Operating (loss) income	(2,766,566)	(640,422)	2,500,081	(177,633)	(498,520)	(1,583,060)
Non-operating loss, net						(132,124)
Income tax expense						(332,865)
Share of results of equity investees						5,019
Net loss						(2,043,030)

	Year ended December 31, 2022
	E-Commerce $	Digital Financial Services $	Digital Entertainment $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	7,288,677	1,221,996	3,877,163	61,869	–	12,449,705
Operating (loss) income	(2,013,360)	(277,264)	1,971,416	(252,162)	(916,138)	(1,487,508)
Non-operating loss, net						(13,025)
Income tax expense						(168,395)
Share of results of equity investees						11,156
Net loss						(1,657,772)

	Year ended December 31, 2023
	E-Commerce $	Digital Financial Services $	Digital Entertainment $	Other Services $	Unallocated expenses(1) $	Consolidated $

Revenue	9,000,848	1,759,422	2,172,009	131,281	–	13,063,560
Operating (loss) income	(550,470)	490,209	1,177,871	(56,728)	(836,104)	224,778
Non-operating income, net						207,616
Income tax expense						(262,680)
Share of results of equity investees						(7,032)
Net income						162,682

(1)
Unallocated expenses are mainly relating to share-based compensation, impairment of goodwill of prior acquisitions that are not under the Company’s reportable segments, and general and corporate administrative costs such as professional fees and other miscellaneous items that are not allocated to segments. These expenses are excluded from segments results as they are not reviewed by the CODM as part of segment performance.

Revenue from External Customers Based on Geographical Locations
Revenue from external customers is classified based on the geographical locations where the services were provided.

	Year ended December 31,
	2021 $	2022 $	2023 $

Revenue
Southeast Asia	6,316,782	8,321,249	9,179,527
Latin America	1,850,861	2,043,918	2,193,758
Rest of Asia	1,394,342	1,727,187	1,496,433
Rest of the world	393,205	357,351	193,842
Consolidated revenue	9,955,190	12,449,705	13,063,560

Long-Lived Assets
Long-lived assets consist of property and equipment, operating lease ROU assets and intangible assets.

	As of December 31,
	2022 $	2023 $

Long-lived assets
Southeast Asia	1,804,846	1,699,461
Rest of Asia	348,116	258,078
Rest of the world	257,792	316,962
	2,410,754	2,274,501